Inventory (Inventory) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Refined petroleum products	$ 96,128	$ 92,751
Liquefied petroleum gases	29,982	46,612
Transmix	39,546	28,497
Crude oil	12,714	11,220
Additives	6,029	6,655
Total inventory	184,399	185,735
Inventory Write-down	$ 4,800	$ 18,500